BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

AMENDMENT TO THE

            STATEMENT OF PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

DATED OCTOBER 28, 2015

(THE “STATEMENT OF PREFERENCES”)

            The undersigned officers of BlackRock Long-Term Municipal Advantage Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.               The Board of Trustees of the Trust has adopted resolutions to amend the Statement of Preferences as follows:

The Statement of Preferences is hereby amended by inserting the following as Section 5(j) of Part I of the Statement of Preferences:

“(j)      Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VRDP Shares Outstanding as of November 15, 2022 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after November 15, 2022, will be exempt from Subchapter III of the Delaware Statutory Trust Act.”

2.               Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.               An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock Long-Term Municipal Advantage Trust has caused these presents to be signed as of November 15, 2022 in its name and on behalf of its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

By:  /s/ Jonathan Diorio__________

        Name:   Jonathan Diorio

        Title:    Vice President

ATTEST:

/s/ Janey Ahn________________________

Name:    Janey Ahn

Title:      Secretary

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